Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (844,262)	$ (999,460)	$ (3,828,967)	$ (2,665,537)	$ (3,833,857)	$ (3,774,887)	$ (1,927,419)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax	86,424	(75,280)	107,007	(8,374)	(146,737)	(17,014)	7,666
Unrealized (loss) gain on available-for-sale securities, net of tax	(337)	(603)	(2,600)	2,992	3,273
Other comprehensive income (loss), net of tax	86,087	(75,883)	104,407	(5,382)	(143,464)	(17,014)	7,666
Comprehensive loss	(758,175)	(1,075,343)	(3,724,560)	(2,670,919)	(3,977,321)	(3,791,901)	(1,919,753)
Net (income) loss attributable to noncontrolling interests	41,862	58,197	105,367	676,576	704,499	510,149	316,627
Other comprehensive (income) loss attributable to noncontrolling interests	3,609	(1,809)	27,830	(14,113)	(23,161)	(1,108)	18,931
Comprehensive loss attributable to Legacy WeWork	$ (712,704)	$ (1,018,955)	$ (3,591,363)	$ (2,008,456)	$ (3,295,983)	$ (3,282,860)	$ (1,584,195)